Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
Innovator Buffer Step-Up Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Buffer Step-Up Strategy ETF NAV
Account Value	$ 12,751	$ 10,200	$ 9,436
Innovator Deepwater Frontier Tech ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Deepwater Frontier Tech ETF NAV
Account Value	$ 19,866	13,460	11,741	$ 22,408	$ 14,938	$ 9,479	$ 9,108
Innovator Equity Managed Floor ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Equity Managed Floor ETF NAV
Account Value	$ 14,118	11,120
Innovator Gradient Tactical Rotation Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Gradient Tactical Rotation Strategy ETF NAV
Account Value	$ 10,683	8,552
Innovator Hedged Nasdaq-100 ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Hedged Nasdaq-100 ETF NAV
Account Value	$ 10,143
Innovator IBD® 50 ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator IBD® 50 ETF NAV
Account Value	$ 11,084	8,594	10,507	20,169	14,412	13,292	12,516	$ 13,336	$ 8,839	$ 9,200
Innovator IBD Breakout Opportunities ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator IBD® Breakout Opportunities ETF NAV
Account Value	$ 15,044	11,804	12,300	14,640	9,434	7,794	8,105
Innovator Laddered Allocation Buffer ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Laddered Allocation Buffer ETF NAV
Account Value	$ 12,686	10,048	9,228
Innovator Laddered Allocation Power Buffer ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Laddered Allocation Power Buffer ETF NAV
Account Value	$ 18,723	15,690	14,487	15,109	13,379	15,192	12,435	12,674	9,855
Innovator Nasdaq-100 Managed Floor ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Nasdaq-100 Managed Floor ETF NAV
Account Value	$ 11,011
Innovator Power Buffer Step-Up Strategy ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Power Buffer Step-Up Strategy ETF NAV
Account Value	$ 12,224	10,267	9,592
Innovator S&P Investment Grade Preferred ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator S&P Investment Grade Preferred ETF NAV
Account Value	$ 12,048	9,846	9,978	12,836	12,113	11,532	10,228	10,346	10,059
Innovator U.S. Small Cap Managed Floor ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Small Cap Managed Floor ETF NAV
Account Value	$ 10,192
Innovator Uncapped Accelerated U.S. Equity ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Uncapped Accelerated U.S. Equity ETF NAV
Account Value	$ 14,492	9,654	9,121
Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator 20+ Year Treasury Bond 5 Floor ETF - Quarterly NAV
Account Value	$ 8,162	7,502	7,982	9,539	9,821
Innovator 20+ Year Treasury Bond 9 Buffer ETF - July
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator 20+ Year Treasury Bond 9 Buffer ETF - July NAV
Account Value	$ 8,109	7,158	7,507	9,835	9,781
Innovator Defined Wealth Shield ETF
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Defined Wealth Shield ETF NAV
Account Value	$ 12,006	10,815	10,187	10,065
Innovator Emerging Markets 10 Buffer ETF - Quarterly
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Emerging Markets 10 Buffer ETF - Quarterly NAV
Account Value	$ 10,225
Innovator Emerging Markets Power Buffer ETF - April
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Emerging Markets Power Buffer ETF - April NAV
Account Value	$ 10,657	9,467	8,619	9,916
Innovator Emerging Markets Power Buffer ETF - January
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Emerging Markets Power Buffer ETF - January NAV
Account Value	$ 11,522	10,042	9,171	11,175	10,171
Innovator Emerging Markets Power Buffer ETF - July
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Emerging Markets Power Buffer ETF - July NAV
Account Value	$ 10,028	8,797	8,449	10,262	10,192	9,989
Innovator Emerging Markets Power Buffer ETF - October
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Emerging Markets Power Buffer ETF - October NAV
Account Value	$ 10,521	8,798	8,204	10,098
Innovator Equity Defined Protection ETF - 1 Yr August
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Equity Defined Protection ETF - 1 Yr August NAV
Account Value	$ 10,227
Innovator Equity Defined Protection ETF - 1 Yr July
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Equity Defined Protection ETF - 1 Yr July NAV
Account Value	$ 10,310
Innovator Equity Defined Protection ETF - 1 Yr October
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Equity Defined Protection ETF - 1 Yr October NAV
Account Value	$ 9,980
Innovator Equity Defined Protection ETF - 1 Yr September
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Equity Defined Protection ETF - 1 Yr September NAV
Account Value	$ 10,086
Innovator Equity Defined Protection ETF - 2 Yr to April 2026
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Equity Defined Protection ETF - 2 Yr to April 2026 NAV
Account Value	$ 10,551
Innovator Equity Defined Protection ETF - 2 Yr to January 2026
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Equity Defined Protection ETF - 2 Yr to January 2026 NAV
Account Value	$ 10,680
Innovator Equity Defined Protection ETF - 2 Yr to July 2025
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Equity Defined Protection ETF - 2 Yr to July 2025 NAV
Account Value	$ 11,051	9,763
Innovator Equity Defined Protection ETF - 2 Yr to July 2026
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Equity Defined Protection ETF - 2 Yr to July 2026 NAV
Account Value	$ 10,372
Innovator Equity Defined Protection ETF - 2 Yr to October 2026
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Equity Defined Protection ETF - 2 Yr to October 2026 NAV
Account Value	$ 9,927
Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Equity Defined Protection ETF - 6 Mo Apr/Oct NAV
Account Value	$ 10,012
Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Equity Defined Protection ETF - 6 Mo Jan/Jul NAV
Account Value	$ 10,268
Innovator Growth Accelerated ETF - Quarterly
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Growth Accelerated ETF-Quarterly NAV
Account Value	$ 12,476	9,357	8,326	11,702
Innovator Growth Accelerated Plus ETF - April
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Growth Accelerated Plus ETF - April NAV
Account Value	$ 14,032	11,675	9,169	11,566
Innovator Growth Accelerated Plus ETF - January
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Growth Accelerated Plus ETF - January NAV
Account Value	$ 9,606	8,208	6,915
Innovator Growth Accelerated Plus ETF - July
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Growth Accelerated Plus ETF - July NAV
Account Value	$ 12,089	9,537	7,834	10,775
Innovator Growth Accelerated Plus ETF - October
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Growth Accelerated Plus ETF - October NAV
Account Value	$ 11,453	9,370	7,616	10,569
Innovator Growth-100 Power Buffer ETF - April
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Growth-100 Power Buffer ETF - April NAV
Account Value	$ 15,562	13,340	11,086	12,272	11,169
Innovator Growth-100 Power Buffer ETF - August
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Growth-100 Power Buffer ETF - August NAV
Account Value	$ 10,243
Innovator Growth-100 Power Buffer ETF - January
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Growth-100 Power Buffer ETF - January NAV
Account Value	$ 13,323	11,697	10,190	12,041	10,716
Innovator Growth-100 Power Buffer ETF - July
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Growth-100 Power Buffer ETF - July NAV
Account Value	$ 14,909	12,371	10,594	11,724	10,391
Innovator Growth-100 Power Buffer ETF - June
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Growth-100 Power Buffer ETF - June NAV
Account Value	$ 10,538
Innovator Growth-100 Power Buffer ETF - October
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Growth-100 Power Buffer ETF - October NAV
Account Value	$ 16,201	13,732	11,500	13,061	10,929	10,221
Innovator Growth-100 Power Buffer ETF - September
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Growth-100 Power Buffer ETF - September NAV
Account Value	$ 10,126
Innovator International Developed 10 Buffer ETF - Quarterly
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator International Developed 10 Buffer ETF - Quarterly NAV
Account Value	$ 10,145
Innovator International Developed Power Buffer ETF - April
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator International Developed Power Buffer ETF - April NAV
Account Value	$ 10,999	9,571	9,020	10,388
Innovator International Developed Power Buffer ETF - August
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator International Developed Power Buffer ETF - August NAV
Account Value	$ 9,830
Innovator International Developed Power Buffer ETF - December
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator International Developed Power Buffer ETF - December NAV
Account Value	$ 10,880
Innovator International Developed Power Buffer ETF - February
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator International Developed Power Buffer ETF - February NAV
Account Value	$ 10,518
Innovator International Developed Power Buffer ETF - January
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator International Developed Power Buffer ETF - January NAV
Account Value	$ 12,973	11,100	9,863	11,062	9,748
Innovator International Developed Power Buffer ETF - July
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator International Developed Power Buffer ETF - July NAV
Account Value	$ 12,311	10,982	9,678	10,818	9,963	10,170
Innovator International Developed Power Buffer ETF - June
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator International Developed Power Buffer ETF - June NAV
Account Value	$ 9,969
Innovator International Developed Power Buffer ETF - March
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator International Developed Power Buffer ETF - March NAV
Account Value	$ 10,302
Innovator International Developed Power Buffer ETF - May
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator International Developed Power Buffer ETF - May NAV
Account Value	$ 10,319
Innovator International Developed Power Buffer ETF - November
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator International Developed Power Buffer ETF - November NAV
Account Value	$ 11,750	10,000
Innovator International Developed Power Buffer ETF - October
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator International Developed Power Buffer ETF - October NAV
Account Value	$ 11,816	10,320	8,891	10,172
Innovator International Developed Power Buffer ETF - September
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator International Developed Power Buffer ETF - September NAV
Account Value	$ 11,176	9,624
Innovator Nasdaq-100 10 Buffer ETF - Quarterly
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Nasdaq-100 10 Buffer ETF - Quarterly NAV
Account Value	$ 10,191
Innovator Premium Income 10 Barrier ETF - April
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Premium Income 10 Barrier ETF - April NAV
Account Value	$ 11,510	10,544
Innovator Premium Income 10 Barrier ETF - January
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Premium Income 10 Barrier ETF - January NAV
Account Value	$ 10,732
Innovator Premium Income 10 Barrier ETF - July
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Premium Income 10 Barrier ETF - July NAV
Account Value	$ 11,179	10,017
Innovator Premium Income 10 Barrier ETF - October
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Premium Income 10 Barrier ETF - October NAV
Account Value	$ 10,928	9,986
Innovator Premium Income 15 Buffer ETF - April
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Premium Income 15 Buffer ETF - April NAV
Account Value	$ 10,373
Innovator Premium Income 15 Buffer ETF - January
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Premium Income 15 Buffer ETF - January NAV
Account Value	$ 10,521
Innovator Premium Income 15 Buffer ETF - July
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Premium Income 15 Buffer ETF - July NAV
Account Value	$ 10,216
Innovator Premium Income 15 Buffer ETF - October
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Premium Income 15 Buffer ETF - October NAV
Account Value	$ 10,694	10,032
Innovator Premium Income 20 Barrier ETF - April
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Premium Income 20 Barrier ETF - April NAV
Account Value	$ 11,284	10,504
Innovator Premium Income 20 Barrier ETF - January
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Premium Income 20 Barrier ETF - January NAV
Account Value	$ 10,611
Innovator Premium Income 20 Barrier ETF - July
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Premium Income 20 Barrier ETF - July NAV
Account Value	$ 11,030	10,120
Innovator Premium Income 20 Barrier ETF - October
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Premium Income 20 Barrier ETF - October NAV
Account Value	$ 10,788	10,004
Innovator Premium Income 30 Barrier ETF - April
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Premium Income 30 Barrier ETF - April NAV
Account Value	$ 11,079	10,423
Innovator Premium Income 30 Barrier ETF - January
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Premium Income 30 Barrier ETF - January NAV
Account Value	$ 10,510
Innovator Premium Income 30 Barrier ETF - July
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Premium Income 30 Barrier ETF - July NAV
Account Value	$ 10,899	10,179
Innovator Premium Income 30 Barrier ETF - October
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Premium Income 30 Barrier ETF - October NAV
Account Value	$ 10,672	10,017
Innovator Premium Income 40 Barrier ETF - April
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Premium Income 40 Barrier ETF - April NAV
Account Value	$ 10,923	10,349
Innovator Premium Income 40 Barrier ETF - January
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Premium Income 40 Barrier ETF - January NAV
Account Value	$ 10,443
Innovator Premium Income 40 Barrier ETF - July
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Premium Income 40 Barrier ETF - July NAV
Account Value	$ 10,803	10,182
Innovator Premium Income 40 Barrier ETF - October
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Premium Income 40 Barrier ETF - October NAV
Account Value	$ 10,578	10,017
Innovator Premium Income 9 Buffer ETF - April
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Premium Income 9 Buffer ETF - April NAV
Account Value	$ 10,417
Innovator Premium Income 9 Buffer ETF - January
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Premium Income 9 Buffer ETF - January NAV
Account Value	$ 10,605
Innovator Premium Income 9 Buffer ETF - July
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Premium Income 9 Buffer ETF - July NAV
Account Value	$ 10,232
Innovator Premium Income 9 Buffer ETF - October
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator Premium Income 9 Buffer ETF - October NAV
Account Value	$ 10,795	10,018
Innovator U.S. Equity 10 Buffer ETF - Quarterly
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity 10 Buffer ETF - Quarterly NAV
Account Value	$ 11,412	9,970
Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity 5 to 15 Buffer ETF - Quarterly NAV
Account Value	$ 12,293	9,851
Innovator U.S. Equity Accelerated 9 Buffer ETF - April
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Accelerated 9 Buffer ETF - April NAV
Account Value	$ 13,143	11,301	9,972	10,677
Innovator U.S. Equity Accelerated 9 Buffer ETF - January
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Accelerated 9 Buffer ETF - January NAV
Account Value	$ 11,497	9,997	8,907
Innovator U.S. Equity Accelerated 9 Buffer ETF - July
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Accelerated 9 Buffer ETF - July NAV
Account Value	$ 13,014	10,942	9,846	10,316
Innovator U.S. Equity Accelerated 9 Buffer ETF - October
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Accelerated 9 Buffer ETF - October NAV
Account Value	$ 12,305	10,787	9,494	10,303
Innovator U.S. Equity Accelerated ETF - April
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Accelerated ETF - April NAV
Account Value	$ 13,566	10,955	9,868	11,186
Innovator U.S. Equity Accelerated ETF - January
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Accelerated ETF - January NAV
Account Value	$ 11,332	9,244	8,040
Innovator U.S. Equity Accelerated ETF - July
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Accelerated ETF - July NAV
Account Value	$ 13,146	10,331	9,011	10,598
Innovator U.S. Equity Accelerated ETF - October
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Accelerated ETF - October NAV
Account Value	$ 12,250	10,261	8,714	10,511
Innovator U.S. Equity Accelerated ETF - Quarterly
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Accelerated ETF - Quarterly NAV
Account Value	$ 13,755	10,678	9,019	11,137
Innovator U.S. Equity Accelerated Plus ETF - April
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Accelerated Plus ETF - April NAV
Account Value	$ 13,250	10,937	9,814	11,111
Innovator U.S. Equity Accelerated Plus ETF - January
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Accelerated Plus ETF - January NAV
Account Value	$ 11,056	9,307	8,041
Innovator U.S. Equity Accelerated Plus ETF - July
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Accelerated Plus ETF - July NAV
Account Value	$ 12,761	10,197	8,994	10,556
Innovator U.S. Equity Accelerated Plus ETF - October
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Accelerated Plus ETF - October NAV
Account Value	$ 11,894	10,078	8,665	10,520
Innovator U.S. Equity Buffer ETF - April
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Buffer ETF - April NAV
Account Value	$ 17,295	13,794	12,355	13,142	11,388	10,678
Innovator U.S. Equity Buffer ETF - August
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Buffer ETF - August NAV
Account Value	$ 16,991	12,982	11,981	13,041	10,977	10,194
Innovator U.S. Equity Buffer ETF - December
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Buffer ETF - December NAV
Account Value	$ 16,393	12,978	11,997	12,895	10,504
Innovator U.S. Equity Buffer ETF - February
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Buffer ETF - February NAV
Account Value	$ 17,118	13,362	12,079	12,901	10,232
Innovator U.S. Equity Buffer ETF - January
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Buffer ETF - January NAV
Account Value	$ 19,481	15,027	13,850	15,393	12,429	11,838
Innovator U.S. Equity Buffer ETF - July
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Buffer ETF - July NAV
Account Value	$ 17,043	13,292	12,086	12,815	10,903	10,409	9,647
Innovator U.S. Equity Buffer ETF - June
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Buffer ETF - June NAV
Account Value	$ 15,997	12,763	12,076	13,408	11,546	10,810
Innovator U.S. Equity Buffer ETF - March
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Buffer ETF - March NAV
Account Value	$ 17,259	13,737	12,277	13,096	10,736
Innovator U.S. Equity Buffer ETF - May
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Buffer ETF - May NAV
Account Value	$ 15,358	11,941	11,341	12,700	10,894
Innovator U.S. Equity Buffer ETF - November
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Buffer ETF - November NAV
Account Value	$ 15,001	12,526	11,654	12,619	10,700	10,000
Innovator U.S. Equity Buffer ETF - October
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Buffer ETF - October NAV
Account Value	$ 17,259	14,298	12,861	13,871	11,156	10,281	9,565
Innovator U.S. Equity Buffer ETF - September
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Buffer ETF - September NAV
Account Value	$ 17,283	13,666	12,508	13,468	10,890	10,291
Innovator U.S. Equity Power Buffer ETF - April
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Power Buffer ETF - April NAV
Account Value	$ 14,820	12,496	11,487	12,002	10,966	10,544
Innovator U.S. Equity Power Buffer ETF - August
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Power Buffer ETF - August NAV
Account Value	$ 15,274	12,423	11,415	12,141	10,871	10,165
Innovator U.S. Equity Power Buffer ETF - December
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Power Buffer ETF - December NAV
Account Value	$ 14,593	11,985	11,373	11,745	10,385
Innovator U.S. Equity Power Buffer ETF - February
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Power Buffer ETF - February NAV
Account Value	$ 14,727	12,243	11,354	11,829	10,206
Innovator U.S. Equity Power Buffer ETF - January
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Power Buffer ETF - January NAV
Account Value	$ 16,516	13,658	12,427	13,196	11,594	11,215
Innovator U.S. Equity Power Buffer ETF - July
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Power Buffer ETF - July NAV
Account Value	$ 16,127	13,345	11,978	12,171	10,987	10,474	9,832
Innovator U.S. Equity Power Buffer ETF - June
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Power Buffer ETF - June NAV
Account Value	$ 14,521	12,253	11,720	12,581	11,402	10,558
Innovator U.S. Equity Power Buffer ETF - March
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Power Buffer ETF - March NAV
Account Value	$ 15,086	12,757	11,678	12,005	10,530
Innovator U.S. Equity Power Buffer ETF - May
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Power Buffer ETF - May NAV
Account Value	$ 13,740	11,390	10,932	11,793	10,669
Innovator U.S. Equity Power Buffer ETF - November
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Power Buffer ETF - November NAV
Account Value	$ 14,530	12,638	11,757	11,956	10,694	10,000
Innovator U.S. Equity Power Buffer ETF - October
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Power Buffer ETF - October NAV
Account Value	$ 16,172	14,027	12,409	12,541	10,864	10,274	9,611
Innovator U.S. Equity Power Buffer ETF - September
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Power Buffer ETF - September NAV
Account Value	$ 15,589	13,029	11,835	12,189	10,577	10,229
Innovator U.S. Equity Ultra Buffer ETF - April
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Ultra Buffer ETF - April NAV
Account Value	$ 12,343	10,435	10,169	10,658	10,025	10,507
Innovator U.S. Equity Ultra Buffer ETF - August
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Ultra Buffer ETF - August NAV
Account Value	$ 14,040	11,398	10,523	11,674	10,821	10,164
Innovator U.S. Equity Ultra Buffer ETF - December
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Ultra Buffer ETF - December NAV
Account Value	$ 13,338	10,881	10,632	11,296	10,284
Innovator U.S. Equity Ultra Buffer ETF - February
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Ultra Buffer ETF - February NAV
Account Value	$ 13,311	11,052	10,746	11,337	10,158
Innovator U.S. Equity Ultra Buffer ETF - January
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Ultra Buffer ETF - January NAV
Account Value	$ 15,230	12,833	11,780	12,509	11,308	11,039
Innovator U.S. Equity Ultra Buffer ETF - July
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Ultra Buffer ETF - July NAV
Account Value	$ 14,292	11,790	10,839	11,581	10,805	10,453	9,805
Innovator U.S. Equity Ultra Buffer ETF - June
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Ultra Buffer ETF - June NAV
Account Value	$ 13,589	11,474	11,024	11,972	11,178	10,519
Innovator U.S. Equity Ultra Buffer ETF - March
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Ultra Buffer ETF - March NAV
Account Value	$ 13,401	11,337	10,892	11,364	10,353
Innovator U.S. Equity Ultra Buffer ETF - May
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Ultra Buffer ETF - May NAV
Account Value	$ 12,861	10,666	10,273	11,126	10,406
Innovator U.S. Equity Ultra Buffer ETF - November
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Ultra Buffer ETF - November NAV
Account Value	$ 13,325	11,623	10,814	11,474	10,688	10,000
Innovator U.S. Equity Ultra Buffer ETF - October
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Ultra Buffer ETF - October NAV
Account Value	$ 14,488	12,605	11,266	11,800	10,742	10,230	9,653
Innovator U.S. Equity Ultra Buffer ETF - September
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Equity Ultra Buffer ETF - September NAV
Account Value	$ 14,145	11,825	10,756	11,634	10,573	10,176
Innovator U.S. Small Cap 10 Buffer ETF - Quarterly
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Small Cap 10 Buffer ETF - Quarterly NAV
Account Value	$ 10,407
Innovator U.S. Small Cap Power Buffer ETF - April
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Small Cap Power Buffer ETF - April NAV
Account Value	$ 14,005	11,174	11,072	12,073	11,279
Innovator U.S. Small Cap Power Buffer ETF - August
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Small Cap Power Buffer ETF - August NAV
Account Value	$ 9,966
Innovator U.S. Small Cap Power Buffer ETF - January
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Small Cap Power Buffer ETF - January NAV
Account Value	$ 13,788	11,083	11,342	11,895	9,805
Innovator U.S. Small Cap Power Buffer ETF - July
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Small Cap Power Buffer ETF - July NAV
Account Value	$ 12,543	10,457	10,611	11,572	10,366
Innovator U.S. Small Cap Power Buffer ETF - June
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Small Cap Power Buffer ETF - June NAV
Account Value	$ 10,453
Innovator U.S. Small Cap Power Buffer ETF - October
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Small Cap Power Buffer ETF - October NAV
Account Value	$ 12,443	10,199	10,490	11,432	9,959	10,135
Innovator U.S. Small Cap Power Buffer ETF - September
Account Value [Line Items]
Line Graph and Table Measure Name	Innovator U.S. Small Cap Power Buffer ETF - September NAV
Account Value	$ 9,998
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 14,156	10,257	9,312
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 13,581	9,983	9,217
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 22,481	16,289	14,789	17,319	12,119	11,046	9,662
Dow Jones Global Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Dow Jones Global Index TR
Account Value	$ 17,685	13,343	12,088	15,171	11,020	10,536	9,348
Deepwater Frontier Tech Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Deepwater Frontier Tech Index Total Return
Account Value	$ 20,712	13,902	12,073	22,894	15,151	9,522	9,064
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 15,370	11,136
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 14,904	10,955
Solactive GBS United States 500 Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive GBS United States 500 Index TR
Account Value	$ 15,523	11,199
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 14,850	10,760
S&P Global BMI TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Global BMI TR
Account Value	$ 13,865	10,443
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Account Value	$ 10,076
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Index
Account Value	$ 10,063
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 32,593	23,616	21,441	25,110	17,570	16,015	14,008	13,049	10,555	10,099
IBD 50 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	IBD® 50 Total Return Index
Account Value	$ 12,234	9,362	11,451	21,721	15,414	14,187	13,204	13,959	9,185	$ 9,548
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 21,884	15,856	14,396	16,859	11,797	10,753	9,405
IBD® Breakout Stocks Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	IBD® Breakout Stocks Total Return Index
Account Value	$ 16,271	12,609	12,983	15,261	9,680	7,884	8,117
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,172	9,544	8,665
MerQube US Large Cap Equity Buffer Laddered Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MerQube US Large Cap Equity Buffer Laddered Index
Account Value	$ 12,717	10,065	9,234
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 30,626	22,190	20,146	23,594	16,509	15,048	13,162	12,261	9,918
FTSE Laddered Power Buffer Strategy Price Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FTSE Laddered Power Buffer Strategy Price Return Index
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Account Value	$ 11,438
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Index
Account Value	$ 11,366
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 14,156	10,257	9,312
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 13,581	9,983	9,217
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 32,335	23,428	21,271	24,911	17,431	15,888	13,897	12,946	10,471
S&P U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P U.S. Aggregate Bond Index
Account Value	$ 11,199	10,167	10,063	11,772	11,793	11,127	10,053	10,238	10,143
S&P U.S. High Quality Preferred Stock Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P U.S. High Quality Preferred Stock Index TR
Account Value	$ 12,498	10,183	10,287	13,201	12,405	11,763	10,389	$ 10,452	$ 10,093
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Account Value	$ 10,046
Russell 2000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000
Account Value	$ 10,034
Solactive United States 2000 Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Solactive United States 2000 Index TR
Account Value	$ 10,070
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 14,034	10,168	9,232
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 13,551	9,961	9,197
S&P U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P U.S. Aggregate Bond Index
Account Value	$ 9,441	8,571	8,483	9,924	9,942
ICE US Treasury 20+ Year Index Excluding Transaction Costs [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE US Treasury 20+ Year Index Excluding Transaction Costs
Account Value	$ 6,303	5,470	6,074	9,155	9,687
S&P U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P U.S. Aggregate Bond Index
Account Value	$ 9,441	8,571	8,483	9,924	9,942
ICE US Treasury 20+ Year Index Excluding Transaction Costs [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	ICE US Treasury 20+ Year Index Excluding Transaction Costs
Account Value	$ 6,303	5,470	6,074	9,155	9,687
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,971	10,122	9,190	10,763
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 13,276	9,759	9,010	10,716
MSCI EM (EMERGING MARKETS) Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Net (USD)
Account Value	$ 10,389
MSCI EM (EMERGING MARKETS) Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Price (USD)
Account Value	$ 10,306
MSCI EM (EMERGING MARKETS) Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Net (USD)
Account Value	$ 9,337	7,451	6,725	9,750
MSCI EM (EMERGING MARKETS) Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Price (USD)
Account Value	$ 8,504	6,952	6,443	9,607
MSCI EM (EMERGING MARKETS) Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Net (USD)
Account Value	$ 11,299	9,017	8,138	11,798	10,087
MSCI EM (EMERGING MARKETS) Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Price (USD)
Account Value	$ 10,044	8,211	7,609	11,347	9,900
MSCI EM (EMERGING MARKETS) Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Net (USD)
Account Value	$ 12,100	9,656	8,715	12,635	10,803	9,979
MSCI EM (EMERGING MARKETS) Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Price (USD)
Account Value	$ 10,613	8,676	8,041	11,990	10,461	9,878
MSCI EM (EMERGING MARKETS) Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Net (USD)
Account Value	$ 9,671	7,718	6,965	10,099
MSCI EM (EMERGING MARKETS) Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EM (EMERGING MARKETS) Price (USD)
Account Value	$ 8,934	7,303	6,769	10,093
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 10,366
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 10,332
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 10,493
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 10,449
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 9,909
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 9,901
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 10,121
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 10,101
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 10,942
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 10,859
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 12,097
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 11,962
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 12,852	9,312
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 12,615	9,273
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 10,493
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 10,449
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 9,909
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 9,901
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 9,909
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 9,901
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 10,493
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 10,449
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Account Value	$ 15,639	11,236	8,816	12,154
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Index
Account Value	$ 15,193	11,007	8,712	12,108
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Account Value	$ 15,639	11,236	8,816	12,154
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Index
Account Value	$ 15,193	11,007	8,712	12,108
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Account Value	$ 12,481	8,967	7,036
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Index
Account Value	$ 12,188	8,829	6,989
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Account Value	$ 14,041	10,088	7,915	10,912
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Index
Account Value	$ 13,666	9,900	7,836	10,890
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Account Value	$ 13,889	9,978	7,829	10,794
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Index
Account Value	$ 13,540	9,810	7,764	10,790
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Account Value	$ 26,411	18,975	14,888	20,526	14,212
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Index
Account Value	$ 25,456	18,442	14,597	20,286	14,146
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Account Value	$ 10,293
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Index
Account Value	$ 10,273
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Account Value	$ 23,692	17,022	13,356	18,413	12,749
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Index
Account Value	$ 22,776	16,500	13,060	18,150	12,656
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Account Value	$ 20,269	14,562	11,426	15,752	10,906
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Index
Account Value	$ 19,583	14,187	11,229	15,606	10,882
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Account Value	$ 10,764
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Index
Account Value	$ 10,730
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Account Value	$ 26,770	19,233	15,091	20,805	14,405	10,437
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Index
Account Value	$ 25,667	18,595	14,718	20,454	14,263	10,431
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Account Value	$ 10,173
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Index
Account Value	$ 10,161
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Account Value	$ 10,143
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Account Value	$ 10,079
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Account Value	$ 11,620	9,450	8,261	10,728
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Account Value	$ 10,564	8,821	7,925	10,576
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Account Value	$ 9,854
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Account Value	$ 9,796
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Account Value	$ 11,252
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Account Value	$ 10,979
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Account Value	$ 10,623
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Account Value	$ 10,377
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Account Value	$ 12,965	10,543	9,216	11,969	8,920
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Account Value	$ 11,453	9,563	8,591	11,466	8,739
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Account Value	$ 13,873	11,282	9,862	12,807	9,545	10,248
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Account Value	$ 12,136	10,133	9,104	12,150	9,260	10,173
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Account Value	$ 9,979
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Account Value	$ 9,903
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Account Value	$ 10,432
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Account Value	$ 10,205
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Account Value	$ 10,366
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Account Value	$ 10,230
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Account Value	$ 12,297	10,000
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Account Value	$ 11,977	10,000
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Account Value	$ 11,098	9,026	7,889	10,246
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Account Value	$ 10,226	8,539	7,671	10,238
MSCI EAFE Net (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Net (USD)
Account Value	$ 11,395	9,267
MSCI EAFE Price (USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Price (USD)
Account Value	$ 11,061	9,236
NASDAQ 100 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Total Return Index
Account Value	$ 10,129
NASDAQ 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	NASDAQ 100 Index
Account Value	$ 10,105
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 14,212	10,297
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 13,884	10,206
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 12,097
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 11,962
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,069	9,469
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 12,820	9,423
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,512	9,790
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 13,305	9,780
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 10,942
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 10,859
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 12,097
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 11,962
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 10,493
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 10,449
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,512	9,790
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 13,305	9,780
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 14,212	10,297
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 13,884	10,206
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 12,097
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 11,962
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,069	9,469
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 12,820	9,423
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,512	9,790
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 13,305	9,780
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 14,212	10,297
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 13,884	10,206
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 12,097
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 11,962
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,069	9,469
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 12,820	9,423
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,512	9,790
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 13,305	9,780
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 14,212	10,297
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 13,884	10,206
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 12,097
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 11,962
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,069	9,469
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 12,820	9,423
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,512	9,790
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 13,305	9,780
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 10,942
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 10,859
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 12,097
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 11,962
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 10,493
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 10,449
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,512	9,790
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 13,305	9,780
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,512	9,790
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 13,305	9,780
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,512	9,790
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 13,305	9,780
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 15,165	10,988	9,976	11,683
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 14,361	10,556	9,746	11,592
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 12,510	9,064	8,230
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 11,971	8,799	8,124
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,971	10,122	9,190	10,763
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 13,276	9,759	9,010	10,716
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,890	10,064	9,137	10,701
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 13,245	9,736	8,989	10,691
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 15,165	10,988	9,976	11,683
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 14,361	10,556	9,746	11,592
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 12,510	9,064	8,230
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 11,971	8,799	8,124
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,971	10,122	9,190	10,763
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 13,276	9,759	9,010	10,716
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,890	10,064	9,137	10,701
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 13,245	9,736	8,989	10,691
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 15,165	10,988	9,976	11,683
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 14,361	10,556	9,746	11,592
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 15,165	10,988	9,976	11,683
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 14,361	10,556	9,746	11,592
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 12,510	9,064	8,230
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 11,971	8,799	8,124
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,971	10,122	9,190	10,763
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 13,276	9,759	9,010	10,716
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 13,890	10,064	9,137	10,701
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 13,245	9,736	8,989	10,691
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 22,056	15,981	14,509	16,992	11,890	10,837
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 20,129	14,796	13,661	16,248	11,537	10,717
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 20,847	15,104	13,713	16,060	11,238	10,243
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 19,143	14,071	12,992	15,452	10,972	10,192
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 19,639	14,230	12,919	15,130	10,587
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 18,165	13,352	12,327	14,662	10,411
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 19,071	13,818	12,546	14,692	10,281
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 17,688	13,002	12,004	14,278	10,138
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 25,067	18,162	16,489	19,311	13,512	12,316
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 22,759	16,729	15,446	18,371	13,044	12,117
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 21,839	15,823	14,366	16,824	11,772	10,730	9,386
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 19,691	14,474	13,363	15,894	11,285	10,483	9,359
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 22,637	16,401	14,891	17,439	12,202	11,122
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 20,732	15,239	14,069	16,734	11,882	11,037
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 20,782	15,058	13,671	16,010	11,203
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 19,313	14,196	13,107	15,589	11,069
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 21,017	15,228	13,825	16,191	11,329
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 19,590	14,400	13,295	15,813	11,228
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 20,352	14,746	13,388	15,679	10,971	10,000
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 18,783	13,806	12,747	15,161	10,765	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 21,678	15,706	14,260	16,700	11,685	10,651	9,316
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 19,580	14,392	13,288	15,804	11,222	10,424	9,306
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 21,182	15,348	13,934	16,318	11,418	10,408
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 19,496	14,331	13,231	15,737	11,174	10,380
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 22,056	15,981	14,509	16,992	11,890	10,837
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 20,129	14,796	13,661	16,248	11,537	10,717
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 20,847	15,104	13,713	16,060	11,238	10,243
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 19,143	14,071	12,992	15,452	10,972	10,192
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 19,639	14,230	12,919	15,130	10,587
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 18,165	13,352	12,327	14,662	10,411
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 19,071	13,818	12,546	14,692	10,281
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 17,688	13,002	12,004	14,278	10,138
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 25,067	18,162	16,489	19,311	13,512	12,316
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 22,759	16,729	15,446	18,371	13,044	12,117
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 22,172	16,065	14,585	17,081	11,952	10,894	9,529
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 19,960	14,672	13,546	16,111	11,440	10,627	9,487
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 22,637	16,401	14,891	17,439	12,202	11,122
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 20,732	15,239	14,069	16,734	11,882	11,037
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 20,782	15,058	13,671	16,010	11,203
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 19,313	14,196	13,107	15,589	11,069
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 21,017	15,228	13,825	16,191	11,329
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 19,590	14,400	13,295	15,813	11,228
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 20,352	14,746	13,388	15,679	10,971	10,000
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 18,783	13,806	12,747	15,161	10,765	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 21,678	15,706	14,260	16,700	11,685	10,651	9,316
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 19,580	14,392	13,288	15,804	11,222	10,424	9,306
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 21,182	15,348	13,934	16,318	11,418	10,408
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 19,496	14,331	13,231	15,737	11,174	10,380
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 22,056	15,981	14,509	16,992	11,890	10,837
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 20,129	14,796	13,661	16,248	11,537	10,717
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 20,847	15,104	13,713	16,060	11,238	10,243
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 19,143	14,071	12,992	15,452	10,972	10,192
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 19,639	14,230	12,919	15,130	10,587
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 18,165	13,352	12,327	14,662	10,411
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 19,071	13,818	12,546	14,692	10,281
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 17,688	13,002	12,004	14,278	10,138
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 25,067	18,162	16,489	19,311	13,512	12,316
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 22,759	16,729	15,446	18,371	13,044	12,117
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 22,172	16,065	14,585	17,081	11,952	10,894	9,529
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 19,960	14,672	13,546	16,111	11,440	10,627	9,487
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 22,637	16,401	14,891	17,439	12,202	11,122
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 20,732	15,239	14,069	16,734	11,882	11,037
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 20,782	15,058	13,671	16,010	11,203
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 19,313	14,196	13,107	15,589	11,069
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 21,017	15,228	13,825	16,191	11,329
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 19,590	14,400	13,295	15,813	11,228
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 20,352	14,746	13,388	15,679	10,971	10,000
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 18,783	13,806	12,747	15,161	10,765	10,000
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 21,678	15,706	14,260	16,700	11,685	10,651	9,316
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 19,580	14,392	13,288	15,804	11,222	10,424	$ 9,306
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Account Value	$ 21,182	15,348	13,934	16,318	11,418	10,408
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500
Account Value	$ 19,496	14,331	13,231	15,737	11,174	10,380
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Account Value	$ 10,769
Russell 2000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000
Account Value	$ 10,727
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Account Value	$ 20,234	15,091	16,505	20,262	13,436
Russell 2000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000
Account Value	$ 19,050	14,416	16,016	19,922	13,342
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Account Value	$ 9,776
Russell 2000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000
Account Value	$ 9,743
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Account Value	$ 14,039	10,471	11,452	14,059	9,323
Russell 2000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000
Account Value	$ 13,166	9,963	11,069	13,768	9,221
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Account Value	$ 16,133	12,033	13,160	16,155	10,713
Russell 2000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000
Account Value	$ 15,240	11,533	12,813	15,938	10,674
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Account Value	$ 10,670
Russell 2000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000
Account Value	$ 10,611
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Account Value	$ 15,435	11,512	12,590	15,456	10,249	10,263
Russell 2000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000
Account Value	$ 14,420	$ 10,912	$ 12,124	$ 15,080	$ 10,099	$ 10,257
Russell 2000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Total Return Index
Account Value	$ 9,924
Russell 2000 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000
Account Value	$ 9,905